Equity - Share Capital - Movement in Outstanding Shares (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class A, Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	426,129,798
Number of shares outstanding at end of the year	426,129,798	426,129,798
Class B, Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	256,694,375
(Acquisition) / disposal of treasury stock	432,929
Number of shares outstanding at end of the year	257,127,304	256,694,375
Scenario, Previously Reported | Class A, Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	426,129,798	426,129,798
Number of shares outstanding at end of the year		426,129,798
Scenario, Previously Reported | Class B, Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	256,694,375	257,386,540
(Acquisition) / disposal of treasury stock		(692,165)
Number of shares outstanding at end of the year		256,694,375